Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ 184,038	$ 28,205	¥ 165,445
Less: Accumulated impairment	9,226	1,414
Property and equipment, net	101,984	15,630	103,397
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	86,602	13,273	110,820
AI related equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	118,039	18,090	58,023
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	60,392	9,255	65,028
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	26,039	3,991	28,374
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 4,176	$ 640	4,579
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross			¥ 2,018